Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information
Reporting Information by Segment
	Drybulk Segment				Drilling Segment			Tanker Segment			TOTAL
	As of and for the twelve-month period ended December 31,			As of and for the twelve-month period ended December 31,				As of and for the twelve-month period ended December 31,			As of and for the twelve-month period ended December 31,
	2009	2010	2011	2009		2010	2011	2009	2010	2011	2009	2010	2011

Revenues	$444,385	$457,804	$365,361	$375,449		$401,941	$699,649		-	12652	$819,834	$859,745	$1,077,662

Vessel and rig/drillship operating expenses	75,605	71,245	81,947	126,282		119,369	281,833		-	9342	201,887	190,614	373,122

Depreciation and amortization	117,522	117,799	103,436	78,787		75,092	164,632		-	6,213	196,309	192,891	274,281
(Gain)/loss on sale of assets	-2,432	-10,893	2,603	387		1,458	754		-	-	-2,045	-9,435	3,357
Impairment charge	1,578	3,588	144,688	-		-	-		-	-	1,578	3,588	144,688
General and administrative expenses	72,868	66,685	71,109	17,955		20,579	37,639		-	5,534	90,823	87,264	114,282
Gain/(loss) on interest rate swaps	1,098	-80,202	-35,488	22,062		-40,303	-33,455		-	-	23,160	-120,505	-68,943
Gain/(loss) on iFFA's	-	-	-4,724	-		-	-		-	4724	-	-	-
Income taxes	-	-	-	-12,797		-20,436	-27,428		-	-	-12,797	-20,436	-27,428

Net income/(loss)	-138,874	20,373	-144,314	126,843		170,077	97,463		-	-435	-12,031	190,450	-47,286
Net income/(loss) attributable to Dryships Inc.	-138,874	20,373	-144,314	119,665		167,954	74,621		-	-435	-19,209	188,327	-70,128
Interest and finance cost	-40,528	-91,421	-90,447	-43,902		23,596	-64,717		-	3,761	-84,430	-67,825	-151,403
Interest income	2,995	9,402	6,733	7,419		12,464	9,810		-	32	10,414	21,866	16,575
Change in fair value of derivatives	-33,950	15,320	-23,041	-26,280		33,119	-15,114		-		-60,230	48,439	-38,155

Total assets	$2,680,421	$2,470,323	$2,124,848	$3,126,574		$4,389,905	$6,066,646		124,266	$430,195	$5,806,995	$6,984,494	$8,621,689

Revenue per country

Ghana	$230,815	$227,649	$230,018
Turkey	-	176,228	50,183
Norway	123,306	-715	-
Brazil	-	-	-617
UK	19,404	-	-
Greenland	-	-	253,125
Ivory Coast	-	-	89,686
Tanzania	-	-	78,424
Total leasing and service revenues	$373,525	$403,162	$700,819